VESSELS AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Vessels and equipment, net	VESSELS AND EQUIPMENT, NET
The table below summarizes the vessels and equipment, net applicable to the Company:

(in thousands of $)	Vessels and equipment	Drydocking	Total
Cost
At December 31, 2023	2,467,470	43,214	2,510,684
Additions	—	12,645	12,645
Disposals	—	(5,000)	(5,000)
At December 31, 2024	2,467,470	50,859	2,518,329
Additions	—	24,650	24,650
Disposals	—	(10,000)	(10,000)
At December 31, 2025	2,467,470	65,509	2,532,979

Accumulated depreciation
At December 31, 2023	(275,371)	(18,012)	(293,383)
Depreciation charge	(65,904)	(9,578)	(75,482)
Disposals	—	5,000	5,000
At December 31, 2024	(341,275)	(22,590)	(363,865)
Depreciation charge	(65,723)	(10,896)	(76,619)
Disposals	—	10,000	10,000
At December 31, 2025	(406,998)	(23,486)	(430,484)

Net book value
At December 31, 2023	2,192,099	25,202	2,217,301
At December 31, 2024	2,126,195	28,270	2,154,465
At December 31, 2025	2,060,472	42,023	2,102,495
Between June and September 2025, the vessels, Flex Aurora, Flex Amber, Flex Artemis and Flex Resolute underwent drydock for their five years special survey.